Investments in joint ventures (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Time charter revenues		$ 144,952		$ 143,531		$ 91,107
Accrual historical boil-off claim (note 22)	[1],[2]			0
Total revenues		146,561	[3]	143,531		91,107
Operating expenses		(33,111)		(33,701)	[1]	(25,798)
Depreciation and amortization		(21,146)		(21,054)		(10,552)
Operating income		110,242		93,764		71,064
Unrealized gain (loss) on derivative instruments		4,681		2,463		1,839
Net income (loss)		77,622		59,190		41,377
Equity in earnings (losses) of joint ventures		17,938		5,139		16,622
Cash and cash equivalents		26,326		22,679		18,915	$ 32,868
Restricted cash		6,003		6,962		8,055	10,630
Total current assets		46,865		46,426
Restricted cash		13,125		13,640		14,154	$ 15,198
Vessels, net of accumulated depreciation		658,311		679,041
Total long-term assets		976,175		1,012,533
Current portion of long-term debt		45,458		45,458
Derivative instruments		259		2,015
Refund liabilities		1,834		0
Total current liabilities		57,180		63,824
Long-term debt		390,087		434,845
Derivative instruments		2,438		2,102
Other long-term liabilities		99		5,793
Total long-term liabilities		445,423		520,476
Accumulated losses of joint ventures		(2,808)		(20,746)
Srv Joint Gas Limited And Srv Joint Gas Two Limited [Member]
Time charter revenues		86,338		84,330		86,544
Accrual historical boil-off claim (note 22)		0		(23,700)		0
Total revenues		86,338		60,630		86,544
Operating expenses		(21,864)		(17,256)		(18,213)
Depreciation and amortization		(20,065)		(20,244)		(19,666)
Operating income		44,409		23,130		48,665
Unrealized gain (loss) on derivative instruments		16,992		14,388		14,183
Other financial expense, net		(26,140)		(27,854)		(30,220)
Net income (loss)		$ 35,261		$ 9,664		$ 32,628
Share of joint ventures owned		50.00%		50.00%		50.00%
Share of joint ventures net income (loss) before eliminations		$ 17,631		$ 4,832		$ 16,314
Eliminations		307		307		308
Equity in earnings (losses) of joint ventures		17,938		5,139		$ 16,622
Cash and cash equivalents		7,958		8,100
Restricted cash		13,844		8,520
Other current assets		1,894		2,012
Total current assets		23,696		18,632
Restricted cash		25,448		25,208
Vessels, net of accumulated depreciation		539,324		547,993
Deferred charges		194		0
Total long-term assets		564,966		573,201
Current portion of long-term debt		26,599		25,003
Amounts and loans due to owners and affiliates		1,215		314
Derivative instruments		10,178		10,649
Refund liabilities		26,055		0
Other current liabilities		8,924		37,725
Total current liabilities		72,971		73,691
Long-term debt		403,052		429,307
Loans due to owners and affiliates		7,071		6,526
Derivative instruments		51,563		68,085
Other long-term liabilities		43,526		39,006
Total long-term liabilities		505,212		542,924
Net liabilities		10,479		(24,782)
Share of joint ventures net liabilities before eliminations		5,240		(12,391)
Eliminations		(8,048)		(8,355)
Accumulated losses of joint ventures		$ (2,808)		$ (20,746)

[1]	Eliminations reverse each of the income statement line items of the proportional amounts for Joint venture FSRUs and record the Partnership's share of the Joint venture FSRUs net income (loss) to Equity in earnings (loss) of joint ventures.
[2]	For additional information, refer to note 22 under “Joint ventures claims and accruals.”
[3]	Payments made by the charterer directly to the tax authorities on behalf of the subsidiaries for advance collection of income taxes or final income tax is recorded as a component of total revenues and is disclosed separately in the consolidated statement of cash flows.